Related Parties - Disclosure of Transaction Between Related Parties (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales of oncologic healthcare services
Transaction value	S/ 1,749	S/ 6,185	S/ 1,186
Outstanding balances	3,586	3,191	1,470
Cost of sales of oncologic healthcare services
Transaction value	29,949	32,839	26,702
Outstanding balances	14,982	7,709	6,855
Administrative expenses
Transaction value	7,977	6,365	5,464
Outstanding balances	1,785	5,069	2,268
Selling expenses
Transaction value	1,406	1,761	1,106
Outstanding balances	353	396	123
Finance income
Transaction value	8	71
Outstanding balances	865	1,952
Transaction value	(18)
Net gain loss on loan provide to related party for transaction value	(10)	71
Net Gain Loss On Loan Provide To Related Party For Outstanding Balances	865	1,952
Others
Transaction Value	349
Outstanding balances	56
Joint ventures
Sales of oncologic healthcare services
Transaction value	1	50	35
Outstanding balances	8	234	236
Cost of sales of oncologic healthcare services
Transaction value	3,507	3,929	3,791
Outstanding balances	629	1,076	1,096
Associates
Cost of sales of oncologic healthcare services
Transaction value	14,125	15,878	12,164
Outstanding balances	4,433	3,473	2,574
Others
Sales of oncologic healthcare services
Transaction value	1,748	6,135	1,151
Outstanding balances	3,578	2,957	1,234
Cost of sales of oncologic healthcare services
Transaction value	12,317	13,032	10,747
Outstanding balances	9,920	3,160	3,185
Services provided by related parties
Administrative expenses
Transaction value	3,138	1,844	2,620
Outstanding balances	1	630	816
Other management charges
Administrative expenses
Transaction value	4,839	4,521	2,844
Outstanding balances	S/ 1,784	S/ 4,439	S/ 1,452